Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended			1 Months Ended					3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended				1 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 27, 2013 London Interbank Offered Rate (LIBOR) [Member] Tranche One [Member]	Nov. 27, 2013 London Interbank Offered Rate (LIBOR) [Member] Tranche One [Member] Minimum [Member]	Nov. 27, 2013 Abr [Member] Tranche One [Member]	Oct. 05, 2012 New Dawn [Member]	Jul. 31, 2012 New Dawn [Member]	Sep. 30, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]	Dec. 31, 2013 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2010 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 9 1/2% Senior Notes due 2016 [Member]	Dec. 31, 2013 9 1/2% Senior Notes due 2016 [Member]	Apr. 26, 2012 11 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2013 11 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2012 6.625 % Senior Notes due 2022 [Member]	Oct. 03, 2012 6.625 % Senior Notes due 2022 [Member]	Oct. 03, 2012 11 1/4% Senior Notes Due June 2016 [Member]	Dec. 31, 2012 11 1/4% Senior Notes Due June 2016 [Member]	Nov. 27, 2013 Senior Secured Credit Facility [Member] Term Loan Facility	Jan. 12, 2011 Senior Secured Credit Facility [Member] Term Loan Facility	Jan. 12, 2011 Senior Secured Credit Facility [Member] Revolving Credit Facility	Nov. 27, 2013 Senior Secured Credit Facility [Member] Revolving Credit Facility Tranche One [Member]	Nov. 27, 2013 Senior Secured Credit Facility [Member] Revolving Credit Facility Tranche Two [Member]	Apr. 30, 2013 Senior Secured Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member]	Apr. 30, 2013 Senior Secured Credit Facility [Member] Abr [Member]	Dec. 05, 2008 Senior Secured Credit Facility [Member] New Dawn [Member]	Dec. 31, 2013 Senior Secured Credit Facilities [Member]	Oct. 31, 2013 Senior Secured Credit Facilities [Member] Term Loan Facility	Jan. 12, 2011 Senior Secured Credit Facilities [Member] Term Loan Facility	Dec. 31, 2013 Senior Secured Credit Facilities [Member] Term Loan Facility	Dec. 31, 2013 Senior Secured Credit Facilities [Member] Revolving Credit Facility	Dec. 31, 2013 Senior Secured Credit Facilities [Member] Swingline Loan [Member]	Dec. 31, 2013 Financial Covenants [Member]	Dec. 31, 2013 Financial Covenants [Member] Maximum [Member]	Jun. 30, 2013 Intelsat Luxembourg [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 6.75% Senior Notes due 2018 [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member] 7 3/4% Senior Notes due 2021 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 7 3/4% Senior Notes due 2021 [Member]	Apr. 05, 2013 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 8.125% Senior Notes due 2023 [Member]	Apr. 30, 2013 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Apr. 30, 2013 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	Dec. 31, 2013 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	Dec. 31, 2012 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due February 2017 [Member]	May 23, 2013 Intelsat Luxembourg [Member] 2017 Senior Notes [Member]	May 23, 2013 6 1/2% Senior Notes [Member]	Jun. 30, 2013 6 1/2% Senior Notes [Member]	Jun. 30, 2013 Intelsat Jackson [Member]	Jun. 30, 2012 Intelsat Jackson [Member]	Dec. 31, 2013 Intelsat Jackson [Member]	Dec. 31, 2012 Intelsat Jackson [Member]	Dec. 31, 2011 Intelsat Jackson [Member]	Jun. 05, 2013 Intelsat Jackson [Member]	Apr. 05, 2011 Intelsat Jackson [Member]	Dec. 31, 2013 Intelsat Jackson [Member] New Jackson Notes [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 6.625 % Senior Notes due 2022 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25 Senior Notes due 2019 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Apr. 23, 2013 Intelsat Jackson [Member] New Senior Unsecured Credit Agreement [Member]	Jun. 30, 2013 Intelsat Jackson [Member] New Senior Unsecured Credit Agreement [Member]	Jun. 05, 2013 Intelsat Jackson [Member] 2017 Senior Notes [Member]	Jun. 05, 2013 Intelsat Jackson [Member] 5 1/2% Senior Notes due 2023	Dec. 31, 2013 Intelsat Jackson [Member] 5 1/2% Senior Notes due 2023	Jun. 05, 2013 Intelsat Jackson [Member] 6 5/8 % Senior Notes due 2022 [Member]	Jun. 05, 2013 Intelsat Jackson [Member] New Senior Unsecured Credit Facility [Member]	Jun. 05, 2013 Intelsat Jackson [Member] Senior Unsecured Credit Agreement [Member]	Dec. 31, 2013 Horizons Holdings [Member]	Dec. 31, 2012 Horizons Holdings [Member]
Debt Instrument [Line Items]
Prepayment indebtedness																																		$ 100,000,000
Gain (loss) on early extinguishment of debt	(366,800,000)	(24,300,000)	(43,400,000)	(368,089,000)	(73,542,000)	(326,183,000)				(2,700,000)		(3,100,000)																								(1,300,000)					(232,100,000)	(341,351,000)																			(24,200,000)	(110,300,000)	(43,400,000)	(2,553,000)	(67,709,000)	(247,223,000)																(200,000)
Aggregate principal amount of senior notes															1,200,000,000	1,000,000,000						640,000,000																					3,500,000,000		500,000,000			2,000,000,000		1,000,000,000																	2,600,000,000			2,200,000,000														2,000,000,000		635,000,000
Interest rate															7.25%	7.25%	9.50%		11.25%	11.25%	6.625%	6.625%	11.25%	11.25%																					6.75%	6.75%	6.75%	7.75%	7.75%	8.125%	8.125%	8.125%		11.25%	11.25%															7.25%	7.25%		6.625%	6.625%		7.50%	7.50%	7.50%	8.50%	8.50%				5.50%	5.50%	6.625%
Debt instrument, maturity date														2020				2016		2016	2022																								2018	June 2018	June 2018	2021	June 2021	2023	June 2023	June 2023		February 2017	February 2017		February 2017	February 2017												October 2020	October 2020		December 2022	December 2022		2021	April 2021	April 2021	November 2019	November 2019				2023	August 2023	2022			September 2014
Debt amount repurchased, redeemed or prepaid										82,600,000	112,200,000						701,900,000		445,000,000				603,200,000																														754,800,000			2,500,000,000			366,400,000	353,600,000																							1,700,000,000				672,700,000
Unsecured term loan commitments Termination Fee																																																													7,600,000
Prepayment indebtedness																																																																																	138,200,000
Senior unsecured term loan facility																																																																																								195,200,000
Maximum available of revolving credit facility																																215,000,000					350,000,000	70,000,000
Revolving credit facility, maturity period																																8 years
Total insurance recoveries anticipated													118,000,000
Long-term debt		15,904,194,000		15,287,414,000	15,904,194,000																																					3,500,000,000		5,307,986,000		500,000,000			2,000,000,000		1,000,000,000				2,805,000,000			2,502,986,000						11,762,996,000	10,218,266,000			2,650,000,000		2,200,000,000	2,200,000,000	1,200,000,000	1,275,000,000	640,000,000	1,500,000,000	1,150,000,000	1,150,000,000	1,150,000,000	500,000,000	500,000,000					2,000,000,000				24,418,000	48,836,000
Interest payment dates																																														Semi-annually on June 1 and December 1.			Semi-annually on June 1 and December 1.		Semi-annually on June 1 and December 1.																		Semi-annually on April 1 and October 1	Semi-annually on April 15 and October 15			Semi-annually on June 15 and December 15						Semi-annually on May 1 and November 1
Early redemption price equal to percentage of principal amount of notes																																														100.00%			100.00%		100.00%																		100.00%	100.00%			100.00%						100.00%						100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings																																														40.00%			40.00%		40.00%																		35.00%				35.00%												40.00%
Term loan facility																										3,250,000,000
Revolving credit facility																											500,000,000	450,000,000	50,000,000
Quarterly payment percentage																																			0.25%
Unused commitment fee percentage																																					0.375%
Availability remaining under revolving credit facility																																	$ 487,000,000
Variable interest rates, Minimum																														3.00%	2.00%																										11.50%	11.50%
Debt instruments variable interest rate spread							2.75%	1.00%	1.75%																																																																																0.60%
Debt, maturity date																									Jun. 30, 2019			Jul. 12, 2017
Consolidated secured debt to consolidated EBITDA ratio																																							1.40	3.50
Consolidated EBITDA to consolidated interest expense																																							2.93	1.75